Capital and financial risk management - Liquidity risk - Borrowings (Details) € in Millions, $ in Billions	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 EUR (€)	Mar. 31, 2025 EUR (€)
Borrowings
Principal amount		€ 18,786	€ 22,628
Minimum
Borrowings
Long-term borrowings maturity (in years)	1 year
Maximum
Borrowings
Long-term borrowings maturity (in years)	60 years
Revolving credit facility
Borrowings
Undrawn revolving credit facilities		7,600
Revolving credit facility | Maximum | United States of America, Dollars
Borrowings
Principal amount	$ 4.0	3,500
Revolving credit facility | Maximum | Euro
Borrowings
Principal amount			4,100
Committed bank facilities
Borrowings
Undrawn revolving credit facilities		€ 7,600	€ 8,000